Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented:

	Total		Presented in non-current assets of discontinued operations		Net
	Goodwill	Tradenames	Goodwill	Tradenames	Goodwill	Tradenames
Balance, January 1, 2022 [1]	$34,255	$35,997	$—	$—	$34,255	$35,997
Foreign currency adjustments	501	—	—	—	501	—
Acquisitions [2]	7,292	—	—	—	7,292	—
Balance, December 31, 2022	42,048	35,997	—	—	42,048	35,997
Foreign currency adjustments	885	—	—	—	885	—
Acquisitions [3]	3,991	—	1,996	—	1,995	—
Balance, December 31, 2023	46,924	35,997	1,996	—	44,928	35,997
Measurement period adjustments	(1,228)	—	(614)	—	(614)	—
Foreign currency adjustments	(119)	—	65	—	(184)	—
Disposition of GEH Singapore	(1,447)	—	(1,447)	—	—	—
Balance, December 31, 2024	$44,130	$35,997	$—	$—	$44,130	$35,997
1.Relates to goodwill and tradenames recognized by NetDragon in connection with its 2015 acquisition of Promethean World Limited.
2.Relates to goodwill recognized as a result of the 2022 acquisition of Explain Everything as discussed in Note 3 - Acquisitions and Disposition.
3.Relates to goodwill recognized as a result of the 2023 acquisition of GEH Singapore as discussed in Note 3 - Acquisitions and Disposition. In 2024, the Company completed the purchase price allocation and assigned goodwill equally to both the eLMTree and GEH Singapore reporting units.
Schedule of Finite-Lived Intangible Assets
The components of finite-lived intangible assets are as follows:

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradenames	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Total finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,323	(30,023)	7,300	1.90
Tradenames	576	(207)	369	2.00
Non-compete agreements	54	(20)	34	2.00
Finite-lived intangible assets	$48,467	$(40,764)	$7,703	1.91

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2024:

Year Ending December 31,
2025	$3,524
Total	$3,524